INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Schedule of Income (loss) from continuing operations before income tax expense

	For the Years Ended December 31,
	2010	2011	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Non-PRC	(118,764)	(23,512)	(20,097)	(3,226)
PRC	51,521	23,143	9,399	1,508

	(67,243)	(369)	(10,698)	(1,718)

Schedule of income tax expense (benefit)
	For the Years Ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Current	12,466	13,188	17,490	2,807
Deferred	(23,370)	(2,043)	(11,197)	(1,797)

	(10,904)	11,145	6,293	1,010

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax expense
	For the Years Ended December 31,
	2010	2011	2012
	RMB’000	RMB’000	RMB’000	US$’000

Loss from continuing operations before income tax expense	(67,243)	(369)	(10,698)	(1,717)

Income tax computed at PRC statutory tax rate of 25%	(16,811)	(93)	(2,674)	(429)
Preferential tax rates	(5,049)	(948)	83	13
International rate differences	30,007	13,514	9,622	1,545
Additional 50% tax deduction for qualified research and development expenses	(787)	(2,660)	(4,915)	(789)
Non-deductible expenses	2,903	5,117	5,208	836
Other permanent difference	—	—	(6,626)	(1,064)
Effect of changes in tax rates on deferred taxes	(38)	(1,586)	3,779	607
Deferred tax on outside basis differences	(16,684)	—	—	—
Changes in unrecognized tax benefits	(295)	(480)	—	—
Changes in the valuation allowance	(4,776)	(1,719)	276	44
Deferred tax adjustment	626	—	1,540	247

Income tax (benefit) expense	(10,904)	11,145	6,293	1,010

Schedule of the components of deferred tax assets and liabilities

	As of December 31,
	2010	2011	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Deferred tax assets:
Current:
- Allowance for doubtful accounts	567	431	6,096	978
- Deferred Revenue	—	—	840	135
- Accruals	3,752	5,414	6,690	1,074
Less: valuation allowance	—	—	—	—

Net current deferred tax assets	4,319	5,845	13,626	2,187

Non-current:
- Tax losses	3,960	2,241	6,481	1,041
- Property and equipment	2,368	2,750	2,202	353
Less: valuation allowance	(3,960)	(2,241)	(2,517)	(404)

Net non-current deferred tax assets	2,368	2,750	6,166	990

Total Deferred tax assets	6,687	8,595	19,792	3,177

Deferred tax liabilities:
Current:
- Intangible assets	134	—	—	—

Current deferred tax liabilities	134	—	—	—

Non-current:
- Intangible assets	5	—	—	—
-Outside basis of domestic VIEs	—	—	—	—

Non-current deferred tax liabilities	5	—	—	—

Total deferred tax liabilities	139	—	—	—

Schedule of roll-forward of accrued unrecognized tax benefits
	December 31,
	2011	2012
	RMB’000	RMB’000	US$’000

Balance—beginning	42,265	23,850	3,828
Derecognized as a result of the deconsolidation of Shanghai JNet (Note 4(b))	(19,738)	—	—
Increase based on tax positions related to the current year	1,323	3,169	509
Decrease based on tax positions related to the current year	—	(5,456)	(876)

Balance—ending	23,850	21,563	3,461